Average Annual Total Returns - Ariel Appreciation Fund	Feb. 01, 2021
Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1-Year	4.96%
5-Year	9.73%
10-Year	10.49%
Since Inception	11.04%
Inception Date	Dec. 01, 1989
Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1-Year	17.10%
5-Year	13.40%
10-Year	12.41%
Since Inception	11.48%
Inception Date	Dec. 01, 1989
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1-Year	18.40%
5-Year	15.22%
10-Year	13.88%
Since Inception	10.23%
Inception Date	Dec. 01, 1989
Investor Class
Average Annual Return:
1-Year	7.36%
5-Year	8.33%
10-Year	9.36%
Since Inception	10.29%
Inception Date	Dec. 01, 1989
Investor Class | return after taxes on distributions
Average Annual Return:
1-Year	4.91%
5-Year	6.15%
10-Year	7.26%
Since Inception	8.77%
Inception Date	Dec. 01, 1989
Investor Class | return after taxes on distributions and sale of fund shares
Average Annual Return:
1-Year	5.89%
5-Year	6.32%
10-Year	7.29%
Since Inception	8.61%
Inception Date	Dec. 01, 1989
Institutional Class
Average Annual Return:
1-Year	7.70%
5-Year	8.67%
10-Year	9.67%	[1]
Since Inception	10.39%	[1]
Inception Date	Dec. 01, 1989

[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund’s Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.